Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,848	$ 11,578	$ 11,878	$ 12,740	$ 10,944	$ 11,001	$ 10,553	$ 10,219	$ 9,037	$ 9,575	$ 14,033
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,504	11,366	11,766	12,700	10,981	11,128	10,770	10,509	9,368	10,000	$ 13,577
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	13,020	11,770	12,124	13,044	11,230	11,312	10,915	10,602	9,399	10,000	$ 14,174
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,371,289	1,232,694	1,263,153	1,350,497	1,157,790	1,159,442	1,110,572	1,072,681	946,497	1,000,000	$ 1,501,130
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,379,800	1,239,820	1,268,866	1,355,664	1,159,917	1,161,341	1,112,930	1,073,775	946,822	1,000,000	$ 1,513,778
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	14,933	13,425	13,419	14,166	12,329	12,169	11,535	11,270	9,923	10,000	$ 16,324
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	14,933	13,425	13,419	14,166	12,329	12,169	11,535	11,270	9,923	10,000	$ 16,324
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	14,933	13,425	13,419	14,166	12,329	12,169	11,535	11,270	9,923	10,000	$ 16,324
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	1,493,305	1,342,543	1,341,903	1,416,640	1,232,883	1,216,947	1,153,479	1,126,996	992,302	1,000,000	$ 1,632,422
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	$ 1,493,305	$ 1,342,543	$ 1,341,903	$ 1,416,640	$ 1,232,883	$ 1,216,947	$ 1,153,479	$ 1,126,996	$ 992,302	$ 1,000,000	$ 1,632,422